Document and Entity Information Document - USD ($)	12 Months Ended
	Dec. 31, 2015	Jan. 31, 2016	Jun. 30, 2015
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Entity Registrant Name	MIDAMERICAN ENERGY COMPANY
Entity Central Index Key	0000928576
Document Period End Date	Dec. 31, 2015
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		70,980,203
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Public Float			$ 0